RELATED PARTY TRANSACTIONS - Ship Finance Limited (Details) - SFL	1 Months Ended	6 Months Ended	12 Months Ended
	Apr. 30, 2015 USD ($) vessel	Jun. 30, 2021 USD ($) vessel	Dec. 31, 2023 vessel	Dec. 31, 2022 vessel	Dec. 31, 2021 USD ($)	Dec. 31, 2019 USD ($) vessel	Dec. 31, 2015 USD ($) vessel	Dec. 31, 2020 vessel
Related Party Transaction [Line Items]
Number of vessels sold and leased back | vessel			1	1
Dry Bulk Carriers
Related Party Transaction [Line Items]
Number of vessels under commercial management | vessel		8						9
Commercial management fee revenue per day for first seven dry bulk vessels		$ 125
Number of vessels for which management fee is $125 dollars per day | vessel		4						4
Commercial management fee revenue, rate 2		$ 75			$ 75
Number of vessels for which management fee is $75 dollars per day | vessel		3						3
Commercial management fee revenue, rate 3		$ 37.5			37.5
Commercial management fee revenue per day for managing vessels					125
Number of vessels for which management fee is $37.5 dollars per day | vessel		1						2
Container Carriers
Related Party Transaction [Line Items]
Number of vessels under commercial management | vessel		16				14		16
Commercial management fee revenue per day for managing vessels		$ 75			$ 75	$ 75
KSL China, Battersea, Belgravia, Golden Future, Golden Zhejiang, Golden Zhoushan, Golden Beijing and Golden Magnum
Related Party Transaction [Line Items]
Number of vessels sold and leased back | vessel	8		8				8
Aggregate price sold en-bloc	$ 272,000,000
Duration of time charter	10 years
Purchase option net of sellers credit	$ 112,000,000						$ 112,000,000
Purchase option timing from lease inception	10 years
Charter term extension	3 years						3 years
Daily time charter rate extension	$ 14,900						$ 14,900